Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 1	Significant Accounting Policies
U.S. Bancorp is a multi-state financial services holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp and its subsidiaries (the “Company”) provide a full range of financial services, including lending and depository services through banking offices principally in the Midwest and West regions of the United States, through on-line services, over mobile devices and through other distribution channels. The Company also engages in credit card, merchant, and ATM processing, mortgage banking, cash management, capital markets, insurance, trust and investment management, brokerage, and leasing activities, principally in domestic markets.
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.
Uses of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates
.
Securities
Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.
Trading Securities
Securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.
Available-for-sale
Securities
Debt securities that are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons, are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss). Declines in fair value related to credit, if any, are recorded through the establishment of an allowance for credit losses.
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase
Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions with a receivable or payable recorded at the amounts at which the securities were acquired or sold, plus accrued interest. Collateral requirements are continually monitored and additional collateral is received or provided as required. The Company records a receivable or payable for cash collateral paid or received.
Equity Investments
Equity investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership), but does not control the entity, are accounted for using the equity method. Investments in limited partnerships and similarly structured limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. Equity investments not using the equity method are accounted for at fair value with changes in fair value and realized gains or losses reported in noninterest income, unless fair value is not readily determinable, in which case the investment is carried at cost subject to adjustments for any observable market transactions on the same or similar instruments of the investee. Most of the Company’s equity investments do not have readily determinable fair values. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.
Loans
The Company offers a broad array of lending products and categorizes its loan portfolio into two segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s two loan portfolio segments are commercial lending and consumer lending. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within the consumer lending segment are residential mortgages, credit card loans and other retail loans. Previously, the Company categorized loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”), along with the related indemnification asset, in a separate covered loans segment. During 2018 the majority of these loans were sold and the loss share coverage expired. Any remaining balances were reclassified to the loan segment they would have otherwise been included in had the loss share coverage not been in place.
Originated Loans Held for Investment
Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned interest income and deferred fees and costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.
Purchased Loans
All purchased loans are recorded at fair value at the date of purchase and those acquired on or after January 1, 2020 are divided into those considered purchased with more than insignificant credit deterioration (“PCD”) and those not considered purchased with more than insignificant credit deterioration. An allowance for credit losses is established for each population and considers product mix, risk characteristics of the portfolio, bankruptcy experience, delinquency status and refreshed loan-to-value
ratios when possible. The allowance for credit losses established for purchased loans not considered PCD is recognized through provision expense upon acquisition, whereas the allowance for credit losses established for loans considered PCD at acquisition is offset by an increase in the basis of the acquired loans. Any subsequent increases and decreases in the allowance for credit losses related to purchased loans, regardless of PCD status, are recognized through provision expense, with charge-offs charged to the allowance. The Company did not have a material amount of PCD loans included in its loan portfolio at December 31, 2020. In accordance with applicable authoritative accounting guidance, purchased loans acquired prior to January 1, 2020 were initially measured at fair value, inclusive of any credit discounts, and an allowance for credit losses was not recorded as of the acquisition date.
Commitments to Extend Credit
Unfunded commitments for residential mortgage loans intended to be held for sale are considered derivatives and recorded in other assets and other liabilities on the Consolidated Balance Sheet at fair value with changes in fair value recorded in noninterest income. All other unfunded loan commitments are not considered derivatives and are not reported on the Consolidated Balance Sheet. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.
Allowance for Credit Losses
Beginning January 1, 2020, the allowance for credit losses is established for current expected credit losses on the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance considers expected losses for the remaining lives of the applicable assets, inclusive of expected recoveries. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs. Management evaluates the appropriateness of the allowance for credit losses on a quarterly basis. Multiple economic scenarios are considered over a three-year reasonable and supportable forecast period, which incorporates historical loss experience in years two and three. These economic scenarios are constructed with interrelated projections of multiple economic variables, and loss estimates are produced that consider the historical correlation of those economic variables with credit losses. After the forecast period, the Company fully reverts to long-term historical loss experience, adjusted for prepayments and characteristics of the current loan and lease portfolio, to estimate losses over the remaining life of the portfolio.
The economic scenarios are updated at least quarterly and are designed to provide a range of reasonable estimates, both better and worse than current expectations. Scenarios are weighted based on the Company’s expectation of economic conditions for the foreseeable future and reflect significant judgment and consider uncertainties that exist
. Final loss estimates also consider factors affecting credit losses not reflected in the scenarios, due to the unique aspects of current conditions and expectations. These factors may include, but are not limited to, loan servicing practices, regulatory guidance, and/or fiscal and monetary policy actions.
The allowance recorded for credit losses utilizes forward-looking expected loss models to consider a variety of factors affecting lifetime credit losses. These factors include, but are not limited to, macroeconomic variables such as unemployment rate, real estate prices, gross domestic product levels, corporate bonds spreads and long-term interest rate forecasts, as well as loan and borrower characteristics, such as internal risk ratings on commercial loans and consumer credit scores, delinquency status, collateral type and available valuation information, consideration of end-of-term
losses on lease residuals, and the remaining term of the loan, adjusted for expected prepayments. For each loan portfolio, model estimates are adjusted as necessary to consider any relevant changes in portfolio composition, lending policies, underwriting standards, risk management practices, economic conditions or other factors that would affect the accuracy of the model. Expected credit loss estimates also include consideration of expected cash recoveries on loans previously charged-off
or expected recoveries on collateral dependent loans where recovery is expected through sale of the collateral. Where loans do not exhibit similar risk characteristics, an individual analysis is performed to consider expected credit losses. The allowance recorded for individually evaluated loans greater than $5 million in the commercial lending segment is based on an analysis utilizing expected cash flows discounted using the original effective interest rate, the observable market price of the loan, or the fair value of the collateral, less selling costs, for collateral-dependent loans as appropriate.
The allowance recorded for Troubled Debt Restructuring (“TDR”) loans in the consumer lending segment is determined on a homogenous pool basis utilizing expected cash flows discounted using the original effective interest rate of the pool. TDRs generally do not include loan modifications granted to customers resulting directly from the economic effects of the
COVID-19
pandemic, who were otherwise in current payment status. The expected cash flows on TDR loans consider subsequent payment defaults since modification, the borrower’s ability to pay under the restructured terms, and the timing and amount of payments. The allowance for collateral-dependent loans in the consumer lending segment is determined based on the fair value of the collateral less costs to sell. With respect to the commercial lending segment, TDRs may be collectively evaluated for impairment where observed performance history, including defaults, is a primary driver of the loss allocation. For commercial TDRs individually evaluated for impairment, attributes of the borrower are the primary factors in determining the allowance for credit losses. However, historical loss experience is also incorporated into the allowance methodology applied to this category of loans.
The Company’s methodology for determining the appropriate allowance for credit losses also considers the imprecision inherent in the methodologies used and allocated to the various loan portfolios. As a result, amounts determined under the methodologies described above, are adjusted by management to consider the potential impact of other qualitative factors not captured in the quantitative model adjustments which include, but are not limited to the following: model imprecision, imprecision in economic scenario assumptions, and emerging risks related to either changes in the environment that are affecting specific portfolios, or changes in portfolio concentrations over time that may affect model performance. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each loan portfolio.
The Company also assesses the credit risk associated with
off-balance
sheet loan commitments, letters of credit, investment securities and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance
sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.
The results of the analysis are evaluated quarterly to confirm the estimates are appropriate for each specific loan portfolio, as well as the entire loan portfolio, as the entire allowance for credit losses is available for the entire loan portfolio.
Prior to January 1, 2020, the allowance for credit losses was established based on an incurred loss model. The allowance recorded for loans in the commercial lending segment was based on the migration analysis of commercial loans and actual loss experience. The allowance recorded for loans in the consumer lending segment loans was determined on a homogenous pool basis and primarily included consideration of delinquency status and historical losses. In addition to the amounts determined under the methodologies described above, management also considered the potential impact of qualitative factors.
Credit Quality
The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.
For all loan portfolio classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent). When a loan is placed on nonaccrual status, unpaid accrued interest is reversed, reducing interest income in the current period.
Commercial lending segment loans are generally placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. Commercial lending segment loans are generally fully or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is placed on nonaccrual.
Consumer lending segment loans are generally
charged-off
at a specific number of days or payments past due. Residential mortgages and other retail loans secured by
1-4
family properties are generally charged down to the fair value of the collateral securing the loan, less costs to sell, at 180 days past due. Residential mortgage loans and lines in a first lien position are placed on nonaccrual status in instances where a partial charge-off
occurs unless the loan is well secured and in the process of collection. Residential mortgage loans and lines in a junior lien position secured by
1-4 family
properties are placed on nonaccrual status at 120 days past due or when they are behind a first lien that has become 180 days or greater past due or placed on nonaccrual status. Any secured consumer lending segment loan whose borrower has had debt discharged through bankruptcy, for which the loan amount exceeds the fair value of the collateral, is charged down to the fair value of the related collateral and the remaining balance is placed on nonaccrual status. Credit card loans continue to accrue interest until the account is charged-off.
Credit cards are
charged-off
at 180 days past due. Other retail loans not secured by
1-4
family properties are
charged-off
at 120 days past due; and revolving consumer lines are
charged-off
at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off.
Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.
For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to a loan’s carrying amount while a loan is on nonaccrual and are recognized as interest income upon payoff of the loan. However, interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible. In certain circumstances, loans in any class may be restored to accrual status, such as when a loan has demonstrated sustained repayment performance or no amounts are past due and prospects for future payment are no longer in doubt; or when the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off
may be returned to accrual status if all principal and interest (including amounts previously charged-off)
is expected to be collected and the loan is current.
The Company classifies its loan portfolio classes using internal credit quality ratings on a quarterly basis. These ratings include pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those loans not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those loans that have a potential weakness deserving management’s close attention. Classified loans are those loans where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.
Troubled Debt Restructurings
In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. Concessionary modifications are classified as TDRs unless the modification results in only an insignificant delay in payments to be received. The Company recognizes interest on TDRs if the borrower complies with the revised terms and conditions as agreed upon with the Company and has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles, which is generally six months or greater. To the extent a previous restructuring was insignificant, the Company considers the cumulative effect of past restructurings related to the receivable when determining whether a current restructuring is a TDR.
The Company has implemented certain restructuring programs that may result in TDRs. However, many of the Company’s TDRs are also determined on a case-by-case
basis in connection with ongoing loan collection processes.
For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case
basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate, which may not be deemed a market interest rate. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may waive contractual principal. The Company classifies all of the above concessions as TDRs to the extent the Company determines that the borrower is experiencing financial difficulty.
Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company modifies residential mortgage loans under Federal Housing Administration, United States Department of Veterans Affairs, or its own internal programs. Under these programs, the Company offers qualifying homeowners the opportunity to permanently modify their loan and achieve more affordable monthly payments by providing loan concessions. These concessions may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In most instances, participation in residential mortgage loan restructuring programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement, and the loan documents are not modified until that time. The Company reports loans in a trial period arrangement as TDRs and continues to report them as TDRs after the trial period.
Credit card and other retail loan TDRs are generally part of distinct restructuring programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates.
In addition, the Company considers secured loans to consumer borrowers that have debt discharged through bankruptcy where the borrower has not reaffirmed the debt to be TDRs.
Loan modifications or concessions granted to borrowers resulting directly from the effects of the
COVID-19
pandemic, who were otherwise in current payment status, are not considered to be TDRs.
Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases, primarily automobiles, have 3 to 5 year terms. Commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment. At lease inception, retail lease customers are provided with an end-of-term
purchase option, which is based on the expected fair value of the automobile at the expiration of the lease. Automobile leases do not typically contain options to extend or terminate the lease. Equipment leases may contain various types of purchase options. Some option amounts are a stated value, while others are determined using the fair market value at the time of option exercise.
Residual values on leased assets are reviewed regularly for impairment. Residual valuations for retail leases are based on independent assessments of expected used automobile sale prices at the end of the lease term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing
efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. The Company manages its risk to changes in the residual value of leased vehicles, office and business equipment, and other assets through disciplined residual valuation setting at the inception of a lease, diversification of its leased assets, regular residual asset valuation reviews and monitoring of residual value gains or losses upon the disposition of assets. Retail lease residual value risk is mitigated further by the purchase of residual value insurance coverage and effective end-of-term
marketing of
off-lease
vehicles.
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding right of use (“ROU”) asset. The Company accounts for the lease and non-lease
components in the majority of its lease contracts as a single lease component, with the determination of the lease liability at lease inception based on the present value of the consideration to be paid under the contract. The discount rate used by the Company is determined at commencement of the lease using a secured rate for a similar term as the period of the lease. The Company’s leases do not include significant variable lease payments.
Certain of the Company’s real estate leases include options to extend. Lease extension options are generally exercisable at market rates. Such option periods do not provide a significant incentive, and their exercise is not reasonably certain. Accordingly, the Company does not generally recognize payments occurring during option periods in the calculation of its ROU assets and lease liabilities.
Other Real Estate
Other real estate owned (“OREO”) is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. The fair value of OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.
Loans Held For Sale
Loans held for sale (“LHFS”) represent mortgage loans intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair
value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.
Where an election is made to carry the LHFS at fair value, any change in fair value is recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair
value, any further decreases are recognized in noninterest income and increases in fair value above the loan cost basis are not recognized until the loans are sold. Fair value elections are made at the time of origination or purchase based on the Company’s fair value election policy. The Company has elected fair value accounting for substantially all its mortgage loans held for sale (“MLHFS”).
Derivative Financial Instruments
In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.
All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); or a hedge of the volatility of a net investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and designated as a cash flow hedge are recorded in other comprehensive income (loss) until cash flows of the hedged item are realized. Changes in the fair value of net investment hedges that are highly effective are recorded in other comprehensive income (loss). The Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).
If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss).
Revenue Recognition
In the ordinary course of business, the Company recognizes income derived from various revenue generating activities. Certain revenues are generated from contracts where they are recognized when, or as services or products are transferred to customers for amounts the Company expects to be entitled. Revenue generating activities related to financial assets and liabilities are also recognized; including mortgage servicing fees, loan commitment fees, foreign currency remeasurements, and gains and losses on securities, equity investments and unconsolidated subsidiaries. Certain specific policies include the following:
Credit and Debit Card Revenue
Credit and debit card revenue includes interchange from credit and debit cards processed through card association networks, annual fees, and other transaction and account management fees. Interchange rates are generally set by the credit card associations and based on purchase volumes and other factors. The Company records interchange as services are provided. Transaction and account management fees are recognized as services are provided, except for annual fees which are recognized over the applicable period. Costs for rewards programs and certain payments to partners and credit card associations are also recorded within credit and debit card revenue when services are provided. The
Company predominately records credit and debit card revenue within the Payment Services line of business.
Corporate Payment Products Revenue
Corporate payment products revenue primarily includes interchange from commercial card products processed through card association networks and revenue from proprietary network transactions. The Company records corporate payment products revenue as services are provided. Certain payments to credit card associations and customers are also recorded within corporate payment products revenue as services are provided. Corporate payment products revenue is recorded within the Payment Services line of business.
Merchant Processing Services
Merchant processing services revenue consists principally of merchant discount and other transaction and account management fees charged to merchants for the electronic processing of card association network transactions, less interchange paid to the card-issuing bank, card association assessments, and revenue sharing amounts. All of these are recognized at the time the merchant’s services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale
equipment recorded as sales when the equipment is shipped or as earned for equipment rentals. The Company records merchant processing services revenue within the Payment Services line of business.
Trust and Investment Management Fees
Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees. Services provided to clients include trustee, transfer agent, custodian, fiscal agent, escrow, fund accounting and administration services. Services provided to mutual funds may include selling, distribution and marketing services. Trust and investment management fees are predominately recorded within the Wealth Management and Investment Services line of business.
Deposit Service Charges
Deposit service charges include service charges on deposit accounts received under depository agreements with customers to provide access to deposited funds, serve as a custodian of funds, and when applicable, pay interest on deposits. Checking or savings accounts may contain fees for various services used on a day to day basis by a customer. Fees are recognized as services are delivered to and consumed by the customer, or as penalty fees are charged. Deposit service charges also include revenue generated from ATM transaction processing and settlement services which is recognized at the time the services are performed. Certain payments to partners and card associations related to ATM processing services are also recorded within deposit service charges as services are provided. Deposit service charges are reported primarily within the Consumer and Business Banking line of business.
Treasury Management Fees
Treasury management fees include fees for a broad range of products and services that enables customers to manage their cash more efficiently. These products and services include cash and investment management, receivables management, disbursement services, funds transfer services, and information reporting. Revenue is recognized as products and services are provided to customers. The Company reflects a discount calculated on monthly average collected customer balances. Total treasury management fees are reported primarily within the Corporate and Commercial Banking and Consumer and Business Banking lines of business.
Commercial Products Revenue
Commercial products revenue primarily includes revenue related to ancillary services provided to Corporate and Commercial Banking and Consumer and Business Banking customers, including standby letter of credit fees, non-yield
related loan fees, capital markets related revenue, sales of direct financing leases, and loan and syndication fees. Sales of direct financing leases are recognized at the point of sale. In addition, the Company may lead or participate with a group of underwriters in raising investment capital on behalf of securities issuers and charge underwriting fees. These fees are recognized at securities issuance. The Company, in its role as lead underwriter, arranges deal structuring and use of outside vendors for the underwriting group. The Company recognizes only those fees and expenses related to its underwriting commitment.
Mortgage Banking Revenue
Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in fair value for derivative commitments to purchase and originate mortgage loans; changes in the fair value of mortgage servicing rights (“MSRs”); and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 9 and Note 21 for a further discussion of MSRs. Mortgage banking revenue is reported within the Consumer and Business Banking line of business.
Investment Products Fees
Investment products fees include commissions related to the execution of requested security trades, distribution fees from sale of mutual funds, and investment advisory fees. Commissions and investment advisory fees are recognized as services are delivered to and utilized by the customer. Distribution fees are received over time, are dependent on the consumer maintaining their mutual fund asset position and the value of such position. These revenues are estimated and recognized at the point a significant reversal of revenue becomes remote. Investment products fees are predominately reported within the Wealth Management and Investment Services line of business.
Other Noninterest Income
Other noninterest income is primarily related to financial assets including income on unconsolidated subsidiaries and equity method investments, gains on sale of other investments and corporate owned life insurance proceeds. The Company reports other noninterest income across all lines of business.
Other Significant Policies
Goodwill and Other Intangible Assets
Goodwill is recorded on acquired businesses if the purchase price exceeds the fair value of the net assets acquired. Other intangible assets are recorded at their fair value upon completion of a business acquisition or certain other transactions, and generally represent the value of customer contracts or relationships. Goodwill is not amortized but is subject, at a minimum, to annual tests for impairment at a reporting unit level. In certain situations, an interim impairment test may be required if events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods and are subject to impairment if events or circumstances indicate a possible inability to realize the carrying amount. Determining the amount of goodwill impairment, if any, includes assessing whether the carrying value of a reporting unit exceeds its fair value. Determining the amount of other intangible asset impairment, if any, includes assessing the present value of the estimated future cash flows associated with the intangible asset and comparing it to the carrying amount of the asset.
Income Taxes
Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts. The Company uses the deferral method of accounting on investments that generate investment tax credits. Under this method, the investment tax credits are recognized as a reduction to the related asset. For certain investments in qualified affordable housing projects, the Company presents the expense in tax expense rather than noninterest expense.
Mortgage Servicing Rights
MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, option adjusted spread, and other assumptions validated through comparison to trade information, industry surveys and independent third-party valuations. Changes in the fair value of MSRs are recorded in earnings as mortgage banking revenue during the period in which they occur.
Pensions
For purposes of its pension plans, the Company utilizes its fiscal year-end
as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the funds’ trustee or administrator. The actuarial cost method used to compute the pension liabilities and

related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Service cost is included in employee benefits expense on the Consolidated Statement of Income, with all other components of periodic pension expense included in other noninterest expense on the Consolidated Statement of Income. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees or the remaining life expectancies of inactive participants. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately 15 years for active employees and approximately 30 years for inactive participants. The overfunded or underfunded status of each plan is recorded as an asset or liability on the Consolidated Balance Sheet, with changes in that status recognized through other comprehensive income (loss).
Premises and Equipment
Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 25 years for furniture and equipment.
The Company, as lessee, records an ROU asset for each lease with an original term greater than 12 months. ROU assets are included in premises and equipment, with the corresponding lease liabilities included in long-term debt and other liabilities.
Capitalized Software
The Company capitalizes certain costs associated with the acquisition or development of internal-use
software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s expected useful life and reviewed for impairment on an ongoing basis. Estimated useful lives are generally 3 years, but may range up to 7 years.
Stock-Based Compensation
The Company grants stock-based awards, which may include restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock-based compensation for awards is recognized in the Company’s results of operations over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.
Per Share Calculations
Earnings per common share is calculated using the
two-class
method under which earnings are allocated to common shareholders and holders of participating securities. Unvested stock-based compensation awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class
method. Net income applicable to U.S. Bancorp common shareholders is then divided by the weighted-average number of common shares outstanding to determine earnings per common share. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.